Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of stock-based compensation expense
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
General and administrative:
RSU awards	$23,928	$114,527	$108,040	$323,095
Stock Options	(10,912)	—	36,784	—
General and administrative stock-based compensation expense	13,016	114,527	144,824	323,095
Research and development:
RSU awards	6,021	16,793	39,608	41,871
Stock Options	21,638	—	84,323	—
Research and development stock-based compensation expense	27,659	16,793	123,931	41,871
Total stock-based compensation expense	$40,675	$131,320	$268,755	$364,966

	Year Ended December 31, 2021	Year Ended December 31, 2020
General and administrative	$412,214	27,446
Research and development	58,664	1,786
Total share-based compensation expense	$470,878	29,232

Schedule of activity related to stock options
	Shares	Weighted-average Exercise Price	Weighted-average Remaining Contractual Term (Years)
Outstanding at December 31, 2021	—	$—
Granted	550,273	1.10
Exercised	—	—
Expired and foreited	(197,960)	1.40
Outstanding at September 30, 2022	352,313	$0.93	5.3
Exercisable at September 30, 2022	212,513	$0.63	2.6

Schedule of fair value of stock options assumptions
Volatility	96.5%
Expected term (years)	5.00
Risk-free interest rate	2.27%
Expected dividend yield	0.0%